Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000002879 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000002879 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002879 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002879 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002879 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002879 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002879 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002879 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002879 | Agnico Eagle Mines Ltd., New York
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002879 | Wesdome Gold Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002879 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000002879 | InvestmentType_Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002879 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000002879 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000002879 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000002881 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000002881 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002881 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002881 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002881 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002881 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002881 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002881 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002881 | Agnico Eagle Mines Ltd., New York
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002881 | Wesdome Gold Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002881 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000002881 | InvestmentType_Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002881 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000002881 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000002881 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000034312 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000034312 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034312 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034312 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000034312 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034312 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034312 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034312 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034312 | Agnico Eagle Mines Ltd., New York
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034312 | Wesdome Gold Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034312 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000034312 | InvestmentType_Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034312 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000034312 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000034312 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000002878 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000002878 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002878 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002878 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002878 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002878 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002878 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002878 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002878 | Agnico Eagle Mines Ltd., New York
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002878 | Wesdome Gold Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002878 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000002878 | InvestmentType_Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002878 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000002878 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000002878 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)